Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	RM 818,352	$ 194,457	RM 807,438	RM 964,722
Interest expense on lease liabilities (Note 15)	114,732	27,263	182,280	210,365
Short-term lease expenses (Note 18)	64,807	15,399	62,689	397,636
Amounts related to lease liabilities recognized in profit or loss	RM 997,891	$ 237,119	RM 1,052,407	RM 1,572,723